Leases - Summary of Detailed Information About Right Of Use Assets Explanatory (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lease Disclosure [Abstract]
Depreciation on right of use assets for discontinued operations	$ 71
Discount unwinding on lease liabilities for discontinued operations	$ 8